N-6	Oct. 31, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Equitable America Variable Account K
Entity Central Index Key	0001585490
Entity Investment Company Type	N-6
Document Period End Date	Oct. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Prospectuses Available [Text Block]	This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses, and modernized alternative disclosure annual notice documents, and in any supplements thereto (collectively, the “Prospectuses” or “Prospectus”). Unless otherwise indicated, all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.
C000210886 [Member]
Item 2. Key Information [Line Items]
Portfolio Companies [Table Text Block]

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Fixed Income	Nomura VIP High Income Series* — Delaware Management Company	0.97%	6.19%	3.51%	4.13%
*	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.

C000210886 [Member] | Nomura VIP High Income Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP High Income Series	[1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%

[1]	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.